Equity - Summary of Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2025 yr $ / shares	Dec. 31, 2024 yr $ / shares
Equity [abstract]
Weighted average exercise price | $ / shares	$ 57.74	$ 52.85
Dividend yield	0.86%	0.96%
Risk-free interest rate	2.58%	3.46%
Expected option life | yr	5.6	5.8
Expected volatility	41.00%	42.00%